Notes Related to the Consolidated Statements of Financial Position - Schedule of Property, Plant and Equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	€ 15,274	€ 3,406	€ 2,245
Ending balance	25,632	15,274	3,406
Gross carrying amount [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	18,974	6,348	4,684
Increase	12,063	14,222	1,664
Decrease	(676)
FX rate impact	200
Reclassification	(1,120)	(1,596)
Ending balance	29,440	18,974	6,348
Accumulated depreciation, amortisation and impairment [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(3,700)	(2,942)	(2,439)
Increase	(1,797)	(758)	(503)
Decrease	634
FX rate impact	(2)
Reclassification	1,056
Ending balance	(3,808)	(3,700)	(2,942)
Assets Under Construction [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	13,559	1,730	862
Ending balance	1,078	13,559	1,730
Assets Under Construction [member] | Gross carrying amount [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	13,559	1,730	862
Increase	630	13,425	868
Decrease	(21)
FX rate impact	268
Reclassification	(13,357)	(1,596)
Ending balance	1,078	13,559	1,730
Plant, Equipment, and Tooling [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	760	523	418
Ending balance	3,587	760	523
Plant, Equipment, and Tooling [member] | Gross carrying amount [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	2,584	2,094	1,824
Increase	1,557	490	270
Decrease	(106)
FX rate impact	(8)
Reclassification	779
Ending balance	4,806	2,584	2,094
Plant, Equipment, and Tooling [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(1,824)	(1,571)	(1,406)
Increase	(469)	(248)	(165)
Decrease	85
FX rate impact	0
Reclassification	988	(5)
Ending balance	(1,219)	(1,824)	(1,571)
Fixtures and fittings [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	536	739	558
Ending balance	20,264	536	739
Fixtures and fittings [member] | Gross carrying amount [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	2,007	1,855	1,466
Increase	9,489	152	389
Decrease	(437)
FX rate impact	(62)
Reclassification	11,389
Ending balance	22,385	2,007	1,855
Fixtures and fittings [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(1,471)	(1,116)	(908)
Increase	(1,148)	(355)	(208)
Decrease	437
FX rate impact	0
Reclassification	61
Ending balance	(2,121)	(1,471)	(1,116)
Office Equipment and Computers [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	419	414	407
Ending balance	702	419	414
Office Equipment and Computers [member] | Gross carrying amount [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	824	669	532
Increase	387	155	137
Decrease	(112)
FX rate impact	2
Reclassification	70
Ending balance	1,171	824	669
Office Equipment and Computers [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(405)	(255)	(125)
Increase	(180)	(155)	(130)
Decrease	112
FX rate impact	(2)
Reclassification	7	5
Ending balance	€ (469)	€ (405)	€ (255)